CARRET KANSAS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (96.68%)
Education (45.80%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$2,576,794
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	617,809
4.000%, 12/01/2034	250,000	278,700
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	397,029
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	1,046,981
3.000%, 09/01/2035	510,000	533,395
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	851,446
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	803,343
4.000%, 09/01/2031	500,000	580,559
5.000%, 09/01/2032	2,750,000	3,406,248
5.000%, 09/01/2034	2,000,000	2,477,272
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,136,670
4.000%, 09/01/2036	500,000	566,007
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,741,678
4.000%, 09/01/2033	500,000	544,427
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,709,056
5.000%, 09/01/2027	800,000	959,744
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,343,366
4.000%, 03/01/2034	1,000,000	1,168,145
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	791,543
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
4.000%, 09/01/2040	250,000	281,939
5.000%, 09/01/2031	1,715,000	1,996,228
5.000%, 09/01/2032	150,000	174,597
5.000%, 09/01/2033	1,000,000	1,163,981
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	1,142,680
4.000%, 09/01/2038	2,000,000	2,252,638
4.000%, 09/01/2043	1,000,000	1,126,319
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	460,646
4.000%, 09/01/2033	1,000,000	1,135,996
4.000%, 09/01/2035	1,000,000	1,131,766
5.000%, 09/01/2030	1,970,000	2,374,526

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
3.000%, 10/01/2032	$1,155,000	$1,314,371
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,383,903
4.000%, 09/01/2032	1,745,000	2,065,220
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	787,000
4.000%, 09/01/2031	1,000,000	1,147,082
4.000%, 09/01/2033	905,000	1,015,514
4.000%, 09/01/2035	790,000	891,327
4.000%, 09/01/2036	480,000	541,566
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
3.000%, 10/01/2039	2,000,000	2,249,284
4.000%, 10/01/2035	425,000	522,585
5.000%, 10/01/2032	1,000,000	1,167,849
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	164,823
4.000%, 09/01/2033	100,000	117,527
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	655,589
2.000%, 06/01/2032	1,000,000	1,002,737
2.000%, 05/01/2033	800,000	824,998
3.000%, 05/01/2030	450,000	463,667
4.000%, 03/01/2028	610,000	649,755
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,157,493
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2037	1,165,000	1,443,011
5.000%, 09/01/2038	1,000,000	1,238,636
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	770,521
4.000%, 09/01/2036	465,000	529,297
Leavenworth County Unified School District No. 469, General Obligation Unlimited Bonds
4.000%, 09/01/2030	900,000	922,202
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
3.000%, 09/01/2044	1,000,000	1,065,911
4.000%, 09/01/2030	325,000	378,776
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	546,654
Montgomery County Unified School District No. 446 Independence, General Obligation Unlimited Bonds
5.000%, 09/01/2030	1,715,000	2,062,776
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	976,533
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,461,666
Saline County Unified School District No. 305 Salina, General Obligation Unlimited Bonds
4.000%, 09/01/2034	440,000	520,626
Scott County Unified School District No. 466 Scott City, General Obligation Unlimited Bonds
4.000%, 09/01/2037	1,000,000	1,127,756
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	915,767
5.000%, 10/01/2029	340,000	352,209

	Principal Amount	Value (Note 2)
Education (continued)
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	$500,000	$547,692
5.000%, 09/01/2033	750,000	841,352
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	607,879
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	416,060
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	872,083
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	404,805
4.000%, 11/01/2034	425,000	488,519
4.000%, 11/01/2035	635,000	729,961
Sedgwick County Unified School District No. 268 Cheney, General Obligation Unlimited Bonds
3.000%, 09/01/2029	615,000	640,719
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,158,458
4.000%, 09/01/2032	500,000	570,450
5.000%, 09/01/2029	2,390,000	2,781,915
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	247,926
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	288,953
5.000%, 09/01/2030	350,000	403,710
5.000%, 09/01/2031	500,000	576,336
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	359,179
5.000%, 07/01/2035	500,000	567,018
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,371,528
4.000%, 09/01/2039	400,000	447,022
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,238,934
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	595,931
Total Education		85,362,589

General Obligation (29.49%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	380,000
4.000%, 12/01/2031	445,000	515,598
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	756,601
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	1,019,590
City of Concordia, General Obligation Unlimited Bonds
2.000%, 11/01/2038	350,000	363,923
2.000%, 11/01/2039	355,000	367,379
2.000%, 11/01/2040	365,000	376,031
City of Dodge City, Revenue Bonds
4.000%, 06/01/2024	230,000	249,133

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	$950,000	$1,059,060
City of Haysville, Certificate Participation Bonds
4.125%, 11/01/2032	460,000	481,267
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	539,422
4.000%, 09/01/2031	445,000	510,452
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,796,264
City of Manhattan, General Obligation Unlimited Bonds
4.000%, 11/01/2031	400,000	484,541
5.000%, 11/01/2025	570,000	666,155
5.000%, 11/01/2029	800,000	1,033,299
City of Merriam, General Obligation Unlimited Bonds
5.000%, 10/01/2027	1,670,000	2,072,065
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	1,122,767
4.000%, 10/01/2028	1,315,000	1,518,902
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2030	2,230,000	2,763,499
4.000%, 09/01/2037	475,000	590,784
4.000%, 09/01/2038	475,000	589,160
4.000%, 09/01/2039	350,000	432,830
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,020
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	657,258
3.000%, 10/01/2036	680,000	721,187
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	467,708
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	948,626
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	409,047
3.000%, 06/01/2029	515,000	575,256
3.000%, 10/01/2030	720,000	788,253
3.000%, 06/01/2032	1,000,000	1,117,873
4.000%, 12/01/2029	250,000	251,893
4.000%, 06/01/2030	820,000	951,152
5.000%, 12/01/2025	500,000	587,039
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	823,766
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	472,823
County of Johnson, General Obligation Unlimited Bonds
3.000%, 09/01/2030	400,000	407,452
4.000%, 09/01/2028	1,125,000	1,265,665
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	597,819
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	931,798

	Principal Amount	Value (Note 2)
General Obligation (continued)
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	$790,000	$892,136
4.000%, 09/01/2029	650,000	743,907
4.000%, 09/01/2030	500,000	570,895
4.000%, 09/01/2031	1,500,000	1,711,015
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	972,744
2.000%, 11/01/2034	975,000	992,805
4.000%, 11/01/2030	800,000	933,597
4.000%, 11/01/2031	1,100,000	1,280,450
5.000%, 04/01/2026	1,485,000	1,570,813
5.000%, 09/01/2026	630,000	753,008
5.000%, 04/01/2030	655,000	692,309
5.000%, 04/01/2034	2,000,000	2,113,861
Overland Park Transportation Development District, Revenue Bonds
5.900%, 04/01/2032	700,000	700,432
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	206,002
2.000%, 09/01/2034	225,000	231,374
2.000%, 09/01/2035	220,000	225,101
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2029	250,000	283,886
4.000%, 12/01/2032	100,000	113,555
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	1,015,932
4.000%, 08/01/2029	685,000	800,115
4.000%, 08/01/2030	2,105,000	2,483,868
4.000%, 08/01/2031	930,000	948,799
4.000%, 08/01/2032	1,000,000	1,194,274
5.000%, 08/01/2025	815,000	943,800
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.875%, 10/01/2028	315,000	315,083
5.000%, 12/01/2023	570,000	612,490
Total General Obligation		54,970,608

Health Care (2.46%)
City of Manhattan, Revenue Bonds
5.000%, 11/15/2029	680,000	707,988
City of Olathe, Revenue Bonds
4.000%, 09/01/2030	295,000	295,629
Kansas Development Finance Authority, Revenue Bonds
5.000%, 11/15/2032	1,500,000	1,525,233
5.000%, 11/15/2034	350,000	355,835
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,561,143
Pawnee County Public Building Commission, Revenue Bonds
4.000%, 02/15/2031	145,000	145,465
Total Health Care		4,591,293

Public Services (1.01%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,287,222

	Principal Amount	Value (Note 2)
Public Services (continued)
3.000%, 09/01/2029	$535,000	$587,785
Total Public Services		1,875,007

Transportation (10.55%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,292,809
5.000%, 09/01/2031	630,000	812,183
5.000%, 09/01/2032	500,000	643,222
5.000%, 09/01/2036	1,000,000	1,279,268
5.000%, 09/01/2037	1,000,000	1,277,622
5.000%, 09/01/2038	1,150,000	1,468,936
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,854,075
5.000%, 09/01/2029	1,000,000	1,157,333
5.000%, 09/01/2031	3,020,000	3,703,664
5.000%, 09/01/2032	500,000	612,192
5.000%, 09/01/2033	1,445,000	1,671,057
5.000%, 09/01/2034	3,260,000	3,898,720
Total Transportation		19,671,081

Utilities (7.37%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2038	1,000,000	1,122,360
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	442,238
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	553,750
2.000%, 07/01/2035	550,000	561,525
3.000%, 07/01/2030	675,000	738,853
3.000%, 07/01/2031	555,000	604,499
3.000%, 07/01/2032	745,000	807,942
3.000%, 07/01/2033	755,000	817,781
4.000%, 07/01/2024	250,000	268,009
City of Topeka Combined Utility, Revenue Bonds
2.000%, 08/01/2043	1,070,000	1,040,059
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,289,543
3.375%, 10/01/2039	1,000,000	1,106,550
Kansas Power Pool, Revenue Bonds
5.000%, 12/01/2023	200,000	208,725
5.000%, 12/01/2028	700,000	810,002
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	277,316
3.000%, 09/01/2040	250,000	273,596
5.000%, 09/01/2031	1,350,000	1,574,669
5.000%, 09/01/2032	1,090,000	1,124,659
5.000%, 09/01/2033	100,000	115,448
Total Utilities		13,737,524

TOTAL MUNICIPAL BONDS
(Cost $171,439,280)		180,208,102

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.47%)
Money Market Fund (2.47%)
First American Treasury Obligations Fund, Class X (0.010%, 7-Day Yield)	4,609,638	$4,609,638
Total Money Market Fund		4,609,638

TOTAL SHORT TERM INVESTMENTS
(Cost $4,609,638)		4,609,638

TOTAL INVESTMENTS (99.15%)
(Cost $176,048,918)		$184,817,740

OTHER ASSETS IN EXCESS OF LIABILITIES (0.85%)		1,579,559

NET ASSETS (100.00%)		$186,397,299

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Notes to Quarterly Portfolio of Investments

December 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and shares of registered investment companies that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$180,208,102	$–	$180,208,102
Short Term Investments	4,609,638	–	–	4,609,638
Total	$4,609,638	$180,208,102	$–	$184,817,740

*	For a detailed Sector breakdown, see the accompanying Portfolio of Investments.

There were no Level 3 securities held in the Fund at December 31, 2021.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, partial population vaccination, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, government sponsored fiscal stimulus programs, various moratoria on the applicability of certain laws and regulations, as well as general concern and uncertainty. The impact of this coronavirus, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.